Employee Benefit Plans (Accrued Benefit Liabilities Recognized) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Disclosure of defined benefit plans [line items]
Accrued benefit obligation	$ 513	$ 505
Fair value of plan assets	445	436
Accrued benefit liabilities and deficit	$ 68	$ 69